As filed with the Securities and Exchange Commission on June 13, 2008

                                                                       File Nos.
                                                                       333-46996
                                                                       811-10157

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No.

Post-Effective Amendment No.   18

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(X)

Amendment No.    20

                             FRANKLIN GLOBAL TRUST
                             ---------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                (650) 312-2000
                                --------------
              Registrant's Telephone Number, Including Area Code

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[x] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is being filed pursuant to Rule 485(b) under the Securities and Exchange Act of 1933 to designate identification codes for the separate classes of shares of the Registrant's series, Franklin International Growth Fund. The prospectus and statement of additional information dated
June 3, 2008, as filed with the Securities and Exchange Commission under Form Type 497 on June 5, 2008 (Accession number 0001124459-08-000017), are hereby incorporated by reference. (File Nos. 333-46996 and 811-10157.)

This amendment relates only to the prospectus and statement of additional information of Franklin International Growth Fund and does not otherwise delete, amend or supersede any information contained in the Registration Statement.


                             FRANKLIN GLOBAL TRUST
                              FILE NOS. 333-46996
                                   811-10157

                                    FORM N-1A

                                     PART C
                               OTHER INFORMATION


ITEM 23. EXHIBITS.

Exhibits not included with this filing are incorporated by reference to previous filings of Registrant on Form N-1A, as noted.

      (a)  Agreement and Declaration of Trust

          (i) Amended and Restated Agreement and Declaration of Trust of Franklin Global Trust
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

      (b)  By-Laws

          (i)   Amended and Restated By-Laws of Franklin Global Trust
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

          (i) Investment Advisory Agreement dated October 15, 2002, between the Registrant (on behalf of Franklin International Smaller Companies Growth Fund) and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 26, 2002

          (ii) Investment Advisory Agreement between the Registrant, on behalf of Fiduciary Small Capitalization Equity Fund, Fiduciary Large Capitalization Growth Fund and Fiduciary European Smaller Companies Fund, and Fiduciary International, Inc., dated as of June 19, 2003
                Filing: Post Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: October 1, 2003

          (iii) Investment Advisory Agreement between the Registrant, on behalf of Fiduciary High Income Fund, Fiduciary Core Fixed Income
                Fund and Fiduciary Core Plus Fixed Income, and Fiduciary International, Inc., dated as of August 1, 2003
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  July 30, 2003

           (iv) Investment Management Agreement between the Registrant, on behalf of Franklin Templeton Emerging Market Debt
                Opportunities Fund, and Franklin Templeton Investment Management Limited dated May 24, 2006
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  November 28, 2006

           (v) Investment Management Agreement between the Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin Templeton Institutional LLC dated June 15, 2006
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  November 28, 2006

           (vi) Subadvisory Agreement on behalf of Fiduciary Small Capitalization Equity Fund made as of March 1, 2006
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

          (vii) Subadvisory Agreement on behalf of Franklin Templeton Smaller Companies Growth Fund made as of March 1, 2006
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

         (viii) Subadvisory Agreement on behalf of Fiduciary Core Fixed Income Fund made as of March 1, 2006
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

           (ix) Subadvisory Agreement on behalf of Fiduciary Core Plus Fixed Income Fund made as of March 1, 2006
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

           (x) Subadvisory Agreement on behalf of Fiduciary International, Inc. made as of August 1, 2003
                Filing: Post Effective Amendment No.15 to Registration
                Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

           (xi) Form of Investment Management Agreement between Registrant, on behalf of Franklin International Growth Fund, and Franklin Templeton Institutional, LLC
                Filing: Post Effective Amendment No.17 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 18, 2008

      (e)  Underwriting Contracts

          (i)   Distribution Agreement between the Registrant and
                Franklin/Templeton Distributors, Inc. dated December 1, 2003
                Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
                File No.333-46996
                Filing Date:  September 30, 2005

           (ii) Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and securities dealers dated November 1, 2003
                Filing: Post Effective Amendment No.15 to Registration
                Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

          (iii) Amendment dated May 15, 2006, to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 6 to Registration
                Statement on Form N-1A
                File No. 333-46996
                Filing Date:  July 30, 2003

           (ii) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  July 30, 2003

         (iii) Amendment dated February 27, 1998, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  July 30, 2003

          (iv) Amendment dated March 1, 2008 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  March 14, 2008

         (v) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 31, 2006

         (vi) Amendment dated March 1, 2008 to Schedule 1 of the Foreign Custody Manager Agreement
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  March 14, 2008

          (vii) Amendment dated March 19, 2007 to Schedule 2 of the Foreign Custody Manager Agreement
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

         (viii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 31, 2006

      (h)   Other Material Contracts

           (i) Fund Administration Agreement dated January 1, 2001 between the Registrant and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 29, 2001

           (ii) Amendment of Schedule A and Schedule B dated October 15, 2002 of Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 3 to Registration
                Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 26, 2002

          (iii) Fund Administration Agreement dated June 19, 2003, between the Registrant, on behalf of Fiduciary Large Capitalization Growth and Income Fund, Fiduciary Small Capitalization Equity Fund and Fiduciary European Smaller Companies Fund, and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  July 30, 2003

           (iv) Fund Administration Agreement dated as of August 1, 2003 between the Registrant, on behalf of Fiduciary High Income Fund, Fiduciary Core Fixed Income Fund and Fiduciary Core Plus Fixed Income Fund, and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 6 to Registration
                Statement on Form N-1A
                File No. 333-46996
                Filing Date:  July 30, 2003

           (v) Fund Administration Agreement between the Registrant, on behalf of Franklin Templeton Emerging Market Debt Opportunities Fund, and Franklin Templeton Services, LLC dated May 24, 2006
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  November 28, 2006

          (vi) Fund Administration Agreement between the Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin Templeton Services, LLC dated June 15, 2006
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  November 28, 2006

          (vii) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin International Growth Fund, and Franklin Templeton Services, LLC
                Filing: Post Effective Amendment No.17 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 18, 2008

      (i)   Legal Opinion

           (i)  Opinion and Consent of Counsel dated December 14, 2000
                Filing: Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  December 15, 2000

      (j)  Other Opinions

           (i)  Consent of Independent Registered Public Accounting Firm
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

         (i) Letter of Understanding for Franklin International Smaller Companies Growth Fund dated October 15, 2002
                Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 26, 2002

        (ii) Letter of Understanding dated June 19, 2003 for Fiduciary Small Capitalization Equity Fund, Fiduciary European Smaller Companies Fund and Fiduciary Large Capitalization Growth and Income Fund
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: October 1, 2003

       (iii) Letter of Understanding dated August 1, 2003 for Fiduciary High Income Fund, Fiduciary Core Fixed Income Fund and Fiduciary Core Plus Fixed Income Fund
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: October 1, 2003

      (m)  Rule 12b-1 Plan

        (i) Distribution Plan dated as of December 1, 2003, between Registrant on behalf of Fiduciary High Income Fund, Fiduciary Small Capitalization Equity Fund, Fiduciary European Smaller Companies Fund and Fiduciary Large Capitalization Growth and Income Fund, and Franklin /Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No.9 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 26, 2004

        (ii) Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin/Templeton Distributors, Inc., dated June 15, 2006
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 28, 2006

       (iii) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin/Templeton Distributors, Inc., dated June 15, 2006.
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  November 28, 2006

       (iv) Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Smaller Companies Growth Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 14, 2008

       (v) Form of Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Smaller Companies Growth Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 14, 2008

       (vi) Form of Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Smaller Companies Growth Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 14, 2008

       (vii) Form of Class A Distribution Plan pursuant to Rule 12-b1 between Registrant, on behalf of Franklin International Growth Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post Effective Amendment No.17 to Registration
                Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 18, 2008

       (viii) Form of Class C Distribution Plan pursuant to Rule 12-b1 between Registrant, on behalf of Franklin International Growth Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post Effective Amendment No.17 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 18, 2008

         (ix) Form of Class R Distribution Plan pursuant to Rule 12 b-1 between Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post Effective Amendment No.17 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 18, 2008

      (n)  Rule 18f-3 Plan

         (i) Multiple Class Plan on behalf of Franklin Global Real Estate Fund dated May 10, 2006
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 28, 2006

         (ii) Form of Multiple Class Plan on behalf of Franklin International Smaller Companies Growth Fund
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  March 14, 2008

         (iii) Form of Multiple Class Plan on behalf of Franklin International Growth Fund
                Filing: Post Effective Amendment No.17 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: March 18, 2008

      (p)  Code of Ethics

           (i)  Code of Ethics dated May 2007
                Filing: Post Effective Amendment No.15 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: November 27, 2007

      (q)  Power of Attorney

          (i)   Power of Attorney dated February 25, 2008
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date:  March 14, 2008

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or
(2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a) Franklin Advisers, Inc.

Franklin Advisers, Inc. (Advisers) serves as investment manager of one of the Trust's series and as sub-advisor of one other of the Trust's series. The officers and directors of Advisers also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b) Fiduciary International, Inc.

Fiduciary International, Inc., (Fiduciary), serves as the investment manager of most of Registrant's series. Fiduciary is an indirect wholly-owned subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Fiduciary (SEC File 801-18352), incorporated herein by reference, which sets forth the officers and directors of Fiduciary and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b) Franklin Templeton Institutional LLC

Franklin Templeton Institutional LLC (FT Institutional) serves as the investment advisor of one series of the Trust and serves as sub-advisor to other series of the Trust. FT Institutional is a wholly-owned subsidiary of Franklin Templeton Distributors, Inc., which is a wholly-owned subsidiary of Resources. For additional information please see part B and Schedules A and D of Form ADV of Investment Management (SEC File No. 801-60684), incorporated herein by reference, which sets forth the officers and directors of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

d) Franklin Templeton Investment Management Limited.

Franklin Templeton Investment Management Limited (Investment Management) serves as the investment advisor of one series of the Trust. Investment Management is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of Investment Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin Mutual Recovery Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File Nos. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 11th day of June, 2008.


                           FRANKLIN GLOBAL TRUST
                          (Registrant)

                          By:/S/KAREN L. SKIDMORE
                             --------------------
                                Karen L. Skidmore
                                Vice President & Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR*              Chief Executive
----------------------              Officer-Investment Management
Rupert H. Johnson, Jr..             Dated: June 11, 2008

GALEN VETTER*                       Chief Executive Officer-Finance
-------------                       and Administration
Galen Vetter                        Dated: June 11, 2008

LAURA F. FERGERSON*                 Chief Financial Officer and
-------------------                 Chief Accounting Officer
Laura F. Fergerson                  Dated: June 11, 2008

HARRIS J. ASHTON*                   Trustee
-----------------                   Dated: June 11, 2008
Harris J. Ashton

ROBERT F. CARLSON*                  Trustee
------------------                  Dated: June 11, 2008
Robert F. Carlson

SAM GINN*                           Trustee
---------                           Dated: June 11, 2008
Sam Ginn

EDITH E. HOLIDAY*                   Trustee
-----------------                   Dated: June 11, 2008
Edith E. Holiday

CHARLES B. JOHNSON*                 Trustee
-------------------                 Dated: June 11, 2008
Charles B. Johnson

GREGORY E. JOHNSON*                 Trustee
-------------------                 Dated: June 11, 2008
Gregory E. Johnson

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated: June 11, 2008
Frank W.T. LaHaye

FRANK A. OLSON*                     Trustee
---------------                     Dated: June 11, 2008
Frank A. Olson

LARRY D. THOMPSON*                  Trustee
------------------                  Dated: June 11, 2008
Larry D. Thompson

JOHN B. WILSON*                     Trustee
---------------                     Dated: June 11, 2008
John B. Wilson


*By:
    /S/KAREN L. SKIDMORE
    --------------------
      Karen L. Skidmore
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)